STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary shares	Class B Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Total
Balance, beginning at Apr. 30, 2018
Balance, beginning (in shares) at Apr. 30, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 1,238	23,762		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		12,375,000
Sale of units in initial public offering	$ 4,400		439,995,600		440,000,000
Sale of units in initial public offering (in shares)	44,000,000
Offering costs			(25,020,813)		(25,020,813)
Sale of private placement warrants to Sponsor in private placement			10,800,000		10,800,000
Forfeiture of Class B ordinary shares		$ (50)	50
Forfeiture of Class B ordinary shares (in shares)		(500,000)
Class A ordinary shares subject to possible redemption (in shares)	(42,061,226)
Class A ordinary shares subject to possible redemption	$ (4,206)		(422,711,115)		(422,715,321)
Net income				1,911,142	1,911,142
Balance, ending at Dec. 31, 2018	$ 194	$ 1,188	3,087,484	1,911,142	5,000,008
Balance, ending (in shares) at Dec. 31, 2018	1,938,774	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption (in shares)	(19,690)
Class A ordinary shares subject to possible redemption	$ (2)		(2,301,928)		(2,301,930)
Net income				2,301,928	2,301,928
Balance, ending at Mar. 31, 2019	$ 192	$ 1,188	785,556	4,213,070	5,000,006
Balance, ending (in shares) at Mar. 31, 2019	1,919,084	11,875,000
Balance, beginning at Dec. 31, 2018	$ 194	$ 1,188	3,087,484	1,911,142	5,000,008
Balance, beginning (in shares) at Dec. 31, 2018	1,938,774	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					4,659,332
Balance, ending at Jun. 30, 2019	$ 194	$ 1,188		4,998,620	5,000,002
Balance, ending (in shares) at Jun. 30, 2019	1,935,565	11,875,000
Balance, beginning at Dec. 31, 2018	$ 194	$ 1,188	3,087,484	1,911,142	5,000,008
Balance, beginning (in shares) at Dec. 31, 2018	1,938,774	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption (in shares)	(42,725)
Class A ordinary shares subject to possible redemption	$ 4		(3,087,484)	(4,886,834)	(7,974,314)
Net income				7,974,313	7,974,313
Balance, ending at Dec. 31, 2019	$ 198	$ 1,188		4,998,621	5,000,007
Balance, ending (in shares) at Dec. 31, 2019	1,981,499	11,875,000
Balance, beginning at Mar. 31, 2019	$ 192	$ 1,188	785,556	4,213,070	5,000,006
Balance, beginning (in shares) at Mar. 31, 2019	1,919,084	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption (in shares)	16,481
Class A ordinary shares subject to possible redemption	$ 2		$ (785,556)	(1,571,854)	(2,357,408)
Net income				2,357,404	2,357,404
Balance, ending at Jun. 30, 2019	$ 194	$ 1,188		4,998,620	5,000,002
Balance, ending (in shares) at Jun. 30, 2019	1,935,565	11,875,000
Balance, beginning at Dec. 31, 2019	$ 198	$ 1,188		4,998,621	5,000,007
Balance, beginning (in shares) at Dec. 31, 2019	1,981,499	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption (in shares)	105,327
Class A ordinary shares subject to possible redemption	$ 11			(177,804)	(177,793)
Net income				177,794	177,794
Balance, ending at Mar. 31, 2020	$ 209	$ 1,188		4,998,611	5,000,008
Balance, ending (in shares) at Mar. 31, 2020	2,086,826	11,875,000
Balance, beginning at Dec. 31, 2019	$ 198	$ 1,188		4,998,621	5,000,007
Balance, beginning (in shares) at Dec. 31, 2019	1,981,499	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					(206,112)
Balance, ending at Jun. 30, 2020	$ 216	$ 1,188		4,998,597	5,000,001
Balance, ending (in shares) at Jun. 30, 2020	2,164,866	11,875,000
Balance, beginning at Mar. 31, 2020	$ 209	$ 1,188		4,998,611	5,000,008
Balance, beginning (in shares) at Mar. 31, 2020	2,086,826	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption (in shares)	78,040
Class A ordinary shares subject to possible redemption	$ 7			383,892	383,899
Net income				(383,906)	(383,906)
Balance, ending at Jun. 30, 2020	$ 216	$ 1,188		$ 4,998,597	$ 5,000,001
Balance, ending (in shares) at Jun. 30, 2020	2,164,866	11,875,000